Commitments and Contingencies	1 Months Ended	9 Months Ended	12 Months Ended
	Dec. 31, 2020	Sep. 30, 2021	Dec. 31, 2020
Commitments and Contingencies
Note 13 — Commitments and Contingencies
The Company is subject to various claims and lawsuits that arise in the ordinary course of business. It is the opinion of management that the disposition or ultimate resolution of such claims and lawsuits will not have a material effect on the consolidated financial position of the Company.
In July 2021, the Company entered into a settlement agreement in a hybrid collective/class action complaint filed by one of its former employees for alleged violations of the Fair Labor Standards Act and Wisconsin wage and hour law. The settlement amount did not have a material effect on the consolidated financial position of the Company.

Note 18 — Commitments and Contingencies
PPP Loan Forgiveness and Indemnification Assets
As part of the Coronavirus Aid, Relief, and Economic Security Act of 2020 (“CARES Act”), certain companies were eligible to receive a Paycheck Protection Program (“PPP”) Loan, which is forgivable under the CARES Act as long as the loan proceeds are used for specific purposes. As disclosed in Note 3, the Company acquired certain businesses which had PPP Loan balances outstanding at the time of acquisition, and thus assumed the applicable PPP Loans. As part of these acquisitions, the Company agreed to take all actions reasonably required to pursue forgiveness of the loans in accordance with the CARES Act. In the event the Assumed PPP Loans are not approved for forgiveness by the U.S. Small Business Administration (“SBA”), the Company has the contractual right to require repayment from the former owners of the acquired businesses that received such loans. As of each acquisition date, an amount equal to the then outstanding principal balance of the Assumed PPP Loans was disbursed to an escrow account to be held until such time that the SBA determines whether the Assumed PPP Loans will be forgiven or not. In such case that the loan is forgiven by the SBA, the funds held in escrow will be distributed to the respective former owners of the applicable acquired business. In such case that the loan is not forgiven, the funds held in escrow will be distributed to the Company within 10 days of notice of the SBA’s decision not to forgive the Assumed PPP Loan. The term of the contractual guarantee from the sellers is from the date of acquisition until the date of the SBA’s forgiveness decision. The ultimate date of the SBA’s forgiveness decision is not known or knowable as of the date of the financial statements, but is reasonably expected to occur in fiscal 2021.
As a result of this contractual right to reimbursement, the Company is indemnified for the principal balance of the Assumed PPP Loans, either through forgiveness from the SBA or through reimbursement from the sellers. As such, the Company has recorded an indemnification asset equal to the principal balance of the PPP Loans assumed.
The total indemnification assets are recorded as other assets on the Company’s balance sheet as of December 31, 2020 in the amount of $991 as an offset to the Assumed PPP Loans acquired which are held at the following consolidated subsidiaries:

◾	Mark Two — $473 PPP Loan received on April 17, 2020.

◾	Dahlquist — $518 PPP loan received on April 21, 2020.
Litigation
The Company is subject to various claims and lawsuits that arise in the ordinary course of business. It is the opinion of management that the disposition or ultimate resolution of such claims and lawsuits will not have a material effect on the consolidated financial position of the Company.
Additionally, the Company is a defendant in a hybrid collective/class action complaint filed by one of its former employees for alleged violations of the Fair Labor Standards Act and Wisconsin wage and hour law. Management notes that at this stage in the proceedings, no opinion as to the probable outcome can be offered. The parties have agreed to engage in settlement discussions and at this time an estimate of the settlement is unknown.

ALTIMAR ACQUISITION CORP. II [Member]
Commitments and Contingencies
Note 6 — Commitments and Contingencies
Risks and Uncertainties
Management continues to evaluate the impact of the
COVID-19
global pandemic on the industry and has concluded that while it is reasonably possible that the virus could have a negative effect on the Company’s financial position, results of its operations, close of the Proposed Public Offering and/or search for a target company, the specific impact is not readily determinable as of the date of these financial statements. The financial statements do not include any adjustments that might result from the outcome of this uncertainty.
Registration and Shareholders Rights
The holders of the Founder Shares, Private Placement Warrants and any warrants that may be issued upon conversion of Working Capital Loans (and any Class A ordinary shares issuable upon the exercise of the Private Placement Warrants and warrants that may be issued upon conversion of the Working Capital Loans) will be entitled to registration rights pursuant to a registration and shareholder rights agreement to be signed prior to or on the effective date of the Proposed Public Offering. The holders of these securities are entitled to make up to three demands, excluding short form demands, that the Company register such securities. In addition, the holders have certain “piggy-back” registration rights with respect to registration statements filed subsequent to the completion of a Business Combination. However, the registration and shareholder rights agreement provides that the Company will not permit any registration statement filed under the Securities Act to become effective until termination of the applicable lockup period. The registration rights agreement does not contain liquidating damages or other cash settlement provisions resulting from delays in registering the Company’s securities. The Company will bear the expenses incurred in connection with the filing of any such registration statements.
Underwriting Agreement
The Company will grant the underwriters a
45-day
option to purchase up to 4,500,000 additional Units to cover over-allotments at the Proposed Public Offering price, less the underwriting discounts and commissions.
The underwriters will be entitled to a cash underwriting discount of $0.20 per Unit, or $6,000,000 in the aggregate (or $6,900,000 if the underwriters’ over-allotment option is exercised in full), payable upon the closing of the Proposed Public Offering. In addition, the underwriters will be entitled to a deferred fee of $0.35 per Unit, or $10,500,000 in the aggregate (or $12,075,000 in the aggregate if the underwriters’ over-allotment option is exercised in full). The deferred fee will become payable to the underwriters from the amounts held in the Trust Account solely in the event that the Company complet es a B
usiness Combination, subject to the terms of the underwriting agreement.

NOTE 6. COMMITMENTS AND CONTINGENCIES

Risks and Uncertainties
Management continues to evaluate the impact of the
COVID-19
pandemic and has concluded that, while it is reasonably possible that the
COVID-19
pandemic could have a negative effect on the Company’s fina
n
cial position, results of its operations and/or search for a target company, the specific impact is not readily determinable as of the date of these condensed financial statements. The condensed financial statements do not include any adjustments that might result from the outcome of this uncertainty.
Registration and Shareholder Rights
Pursuant to a registration and shareholder rights agreement entered into on February 4, 2021, the holders of the Founder Shares, the Private Placement Warrants and any warrants that may be issued upon conversion of the Working Capital Loans (and any Class A Ordinary Shares issuable upon the exercise of the Private Placement Warrants and warrants that may be issued upon conversion of the Working Capital Loans) will be entitled to registration rights pursuant to a registration and shareholder rights agreement. The holders of these securities are entitled to make up to three demands, excluding short form demands, that the Company register such securities. In addition, the holders have certain “piggy-back” registration rights with respect to registration statements filed subsequent to the completion of a Business Combination. However, the registration and shareholder rights agreement provides that the Company will not permit any registration statement filed under the Securities Act to become effective until termination of the applicable lockup period. The registration rights agreement does not contain liquidating damages or other cash settlement provisions resulting from delays in registering the Company’s securities. The Company will bear the expenses incurred in connection with the filing of any such registration statements.
Underwriting Agreement
The underwriters are entitled to a deferred underwriting fee of $0.35 per Unit, or $12,075,000 in the aggregate. The deferred underwriting fee will become payable to the underwriters from the amounts held in the Trust Account solely in the event that the Company completes a Business Combination, subject to the terms of the underwriting agreement.
Business Combination Agreement
On July 15, 2021, the Company entered into a definitive business combination agreement (the “Business Combination Agreement”), by and among the Company and Fathom Holdco, LLC to form “Fathom Digital Manufacturing Corporation” (“Fathom”), a publicly-traded industrial technology company that provides digital manufacturing services focused on prototype development and low volume production for blue chip corporate clients.

Pursuant to the transaction, the Company will combine with Fathom at an estimated $1.5 billion pro forma equity value. Cash proceeds in connection with the transaction will be funded through a combination of the Company’s cash in its Trust Account and a $80 million fully committed, common stock private investment in common equity at $10.00 per share.
The transaction will be consummated subject to the deliverables and provisions as further described in the Business Combination Agreement.